Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued professional fees	$ 12,000	$ 1,537	$ 12,000
Other payables	3,530,000	452,083
Total	$ 3,542,000	$ 453,620	$ 12,000